2024 HIGHLIGHTS (Tables)	12 Months Ended
Dec. 31, 2024
2024 HIGHLIGHTS
Schedule of transmission auction

			Construction period
Enterprise	Contract	RAP	(months)
SPE Nova Era Catarina Transmissora SA	012/2024	162,400	60
SPE Nova Era Ceará Transmissora S.A.	006/2024	114,500	60
SPE Nova Era Integração Transmissora S.A.	008/2024	302,000	66
SPE Nova Era Teresina Transmissora SA	004/2024	11,640	42
		590,540